[CREDIT SUISSE ASSET MANAGEMENT LOGO]

CREDIT SUISSE FUNDS
SEMIANNUAL REPORT

JUNE 30, 2002
(UNAUDITED)

-CREDIT SUISSE
CASH RESERVE FUND

MORE COMPLETE INFORMATION ABOUT THE FUND, INCLUDING CHARGES AND EXPENSES, IS PROVIDED IN THE PROSPECTUS, WHICH MUST PRECEDE OR ACCOMPANY THIS DOCUMENT AND WHICH SHOULD BE READ CAREFULLY BEFORE INVESTING. YOU MAY OBTAIN ADDITIONAL COPIES BY CALLING 800-927-2874 OR BY WRITING TO CREDIT SUISSE FUNDS, P.O. BOX 9030, BOSTON, MA 02205-9030.

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR, IS LOCATED AT 466 LEXINGTON AVE., NEW YORK, NY 10017-3147. CREDIT SUISSE FUNDS ARE ADVISED BY CREDIT SUISSE ASSET MANAGEMENT, LLC.

THE FUND'S INVESTMENT ADVISER AND CO-ADMINISTRATORS MAY WAIVE SOME FEES AND/OR REIMBURSE SOME EXPENSES, WITHOUT WHICH PERFORMANCE WOULD BE LOWER. WAIVERS AND/OR REIMBURSEMENTS ARE SUBJECT TO CHANGE.

PAST PERFORMANCE CANNOT GUARANTEE FUTURE RESULTS. THE FUND'S YIELD WILL FLUCTUATE. ALTHOUGH THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1 PER SHARE, THERE CAN BE NO ASSURANCE THAT IT CAN DO SO ON A CONTINUING BASIS AND IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERMENT AGENCY.

THE VIEWS OF THE FUND'S MANAGEMENT IS AS OF THE DATE OF THE LETTER AND THE PORTFOLIO HOLDINGS DESCRIBED IN THIS DOCUMENT ARE AS OF JUNE 30, 2002; THESE VIEWS AND PORTFOLIO HOLDINGS MAY HAVE CHANGED SUBSEQUENT TO THESE DATES. NOTHING IN THIS DOCUMENT IS A RECOMMENDATION TO PURCHASE OR SELL SECURITIES.

FUND SHARES ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF CREDIT SUISSE ASSET MANAGEMENT, LLC ("CSAM") OR ANY AFFILIATE, ARE NOT FDIC-INSURED AND ARE NOT GUARANTEED BY CSAM OR ANY AFFILIATE.

CREDIT SUISSE CASH RESERVE FUND
SEMIANNUAL INVESTMENT ADVISER'S REPORT
June 30, 2002

                                                                   July 31, 2002

Dear Shareholder:

    The fiscal half-year was one of uncertainty for investors. While the economy showed surprising strength in early 2002, much of the good news appeared to be inventory-related and investors questioned the recovery's sustainability. This, together with accounting and corporate-governance issues, a still-clouded profit outlook, and a fair degree of geopolitical risk, dampened investor enthusiasm for equity markets, which fell sharply in May and June.

    Also of note, the Federal Reserve, which aggressively lowered rates in 2001, left short-term rates unchanged in the period. Against this general backdrop, we believe investor sentiment toward money market securities was affected by two countervailing factors. On one hand, uncertainty over corporate earnings and volatility in the stock market argued in favor of money markets from a safety and risk perspective. On the other hand, money market securities continued to offer historically low interest rates in the period.

    Credit Suisse Cash Reserve Fund (the "Fund") had total net assets of about $174 million on June 30, 2002, compared with about $302 million at the start of the period. The Fund's Common shares had an annualized yield for the seven-day period ended June 30, 2002 of 1.38%. The Fund's average weighted maturity was 41 days as of June 30, 2002, compared with 44 days as of December 31, 2001. We maintained a fairly conservative stance during the period, in terms of maturity and yield-curve exposure. This reflected our view that the U.S. economy could show growth this year, leading to higher interest rates and hindering longer-dated paper especially. If and when rates do rise at the longer end of the yield curve, we believe we will be in a good strategic position to boost the Fund's overall yield.

    The Fund will remain focused on high-quality securities in order to attempt to provide competitive returns without compromising safety or stability of principal. We appreciate your continued support and investment in the Fund.

CREDIT SUISSE ASSET MANAGEMENT, LLC



                     SUMMARY OF ANNUALIZED TOTAL RETURNS (6/30/2002)
              -------------------------------------------------------------
                                                      SINCE       INCEPTION
              ONE YEAR     FIVE YEAR    TEN YEAR    INCEPTION       DATE
              ---------    ---------    --------    ---------    ----------
Common             3.22%        4.83%       4.56%        2.76%    4/16/1985
Class A              --           --          --         0.61%*  11/30/2001

----------
*   Returns for periods of less than one year are not annualized

CREDIT SUISSE CASH RESERVE FUND
SCHEDULE OF INVESTMENTS
June 30, 2002 (Unaudited)


      PAR                                           RATINGS(+)
     (000)                                         (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   ---------                                      ---------------    --------      -----   --------------
CERTIFICATES OF DEPOSIT (7.5%)
BANKS (7.5%)
   $ 2,350  ABN Amro Bank NA                         (A1 , P1)       01/15/03      2.380   $    2,350,000
     5,500  Abbey National Treasury Services PLC    (A1+ , P1+)      12/27/02      2.720        5,506,657
     5,150  Credit Agricole In NY                    (A1+ , P1)      10/16/02      2.200        5,150,065
                                                                                           --------------
TOTAL CERTIFICATES OF DEPOSIT (Cost $13,006,722)                                               13,006,722
                                                                                           --------------
COMMERCIAL PAPER (63.8%)

BANKS (22.6%)
     3,240  Bank of Scotland Treasury Services     (A-1 , PRIM1)     08/23/02      1.790        3,231,462
     1,019  Banque Generale du Luxembourg           (A1+ , P1+)      07/08/02      1.875        1,018,629
     5,000  Bayerische Hypo Union                    (A-1 , P1)      07/08/02      1.800        4,999,996
    10,000  Canadian Imperial Bank                  (A1+ , P1+)      07/31/02      1.700        9,998,839
     6,000  Depfa Bank Europe PLC                    (A1 , P1)       07/18/02      1.820        5,994,843
     2,695  Deutsche Bank AG                        (AA , Aa3)       09/06/02      1.830        2,695,000
     2,280  Wells Fargo & Co.                       (A-1 , P-1)      09/26/02      1.770        2,280,000
     3,695  Westdeutsche Lands                      (A1+ , P1+)      02/26/03      2.330        3,695,000
     5,385  Wilmington Trust Co.                     (A1 , P1)       10/21/02      1.820        5,385,000
                                                                                           --------------
                                                                                               39,298,769
                                                                                           --------------

FINANCE (15.4%)
     7,000  Barton Capital Corp.                  (A-1+ , PRIM1)     07/11/02      1.780        6,996,539
     4,100  General Electric Capital Corp.          (AAA , Aaa)      01/22/03      1.840        4,101,143
     9,265  Household Finance Corp.                   (A , A2)       04/04/03      2.294        9,265,000
     6,440  Transamerica Finance Corp.              (A2 , P-1)       07/19/02      1.780        6,434,268
                                                                                           --------------
                                                                                               26,796,950
                                                                                           --------------

FOOD & BEVERAGE (4.2%)
     7,350  Coca-Cola Enterprises, Inc.             (A-1 , P-1)      07/29/02      1.780        7,339,824
                                                                                           --------------

METALS & MINING (2.9%)
     5,000  Alcoa, Inc.                             (A-1 , P1)       07/10/02      1.750        4,997,812
                                                                                           --------------

RETAIL STORES (1.7%)
     2,933  Wal-Mart Stores, Inc.                   (A-1 , P1)       08/13/02      1.740        2,926,904
                                                                                           --------------

SCHOOLS (2.9%)
     5,000  Harvard University                       (A1 , P1)       08/02/02      1.775        4,992,111
                                                                                           --------------

SECURITIES & ASSET MANAGEMENT (14.1%)
    10,000  Goldman Sachs Group                     (A1+ , P1+)      08/26/02      1.980        9,969,200
     5,000  Merrill Lynch & Co., Inc.               (AA- , Aa3)      02/04/03      2.120        5,006,989
     9,500  Morgan Stanley Dean Witter & Co.        (A1+ , P1)       07/22/02      2.080        9,500,000
                                                                                           --------------
                                                                                               24,476,189
                                                                                           --------------
TOTAL COMMERCIAL PAPER (Cost $110,828,559)                                                    110,828,559
                                                                                           --------------

                 See Accompanying Notes to Financial Statements.

                                        2

      PAR                                                   RATINGS(+)
     (000)                                                (S&P/MOODY'S)     MATURITY      RATE%        VALUE
   ---------                                              ---------------   ---------    -------   --------------
UNITED STATES AGENCY OBLIGATIONS (16.9%)
   $   260  Fannie Mae                                      (AAA , Aaa)      07/01/02      1.809   $      260,000
     9,010  Fannie Mae                                      (AAA , Aaa)      07/01/02      1.900        9,010,000
     7,000  Fannie Mae Floating Rate Note(##)               (AAA , Aaa)      07/05/02      1.706        7,000,000
     7,800  Federal Home Loan Bank                          (AAA , Aaa)      04/15/03      2.080        7,800,000
     5,350  Federal Home Loan Bank Discount Note            (AAA , Aaa)      04/03/03      1.694        5,350,000
                                                                                                   --------------
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $29,420,000)                                              29,420,000
                                                                                                   --------------

REPURCHASE AGREEMENT (5.1%)
     8,939  Goldman Sachs & Co.
             (collaterialized by $8,526,000 FNMA 6.25%,
             2/01/11, value $9,118,070) (Cost $8,939,000)   (A1+ , P1)       07/01/02      1.980        8,939,000
                                                                                                   --------------
TOTAL INVESTMENTS AT VALUE (93.3%) (Cost $162,194,281)                                                162,194,281
OTHER ASSETS IN EXCESS OF LIABILITIES (6.7%)                                                           11,677,332
                                                                                                   --------------
NET ASSETS (100.0%)                                                                                $  173,871,613
                                                                                                   ==============

                Average Weighted Maturity -- 41 days (Unaudited)

----------
(+) Credit ratings given by Moody's Investors Service, Inc. and Standard & Poor's Ratings Group are unaudited.

(##) The interest rate is as of June 30, 2002 and the maturity date is the later of the next interest readjustment date or the date the principal amount can be recovered through demand.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (Unaudited)

ASSETS
    Investments at value (Cost $162,194,281)                   $ 162,194,281
    Cash                                                                 170
    Receivable for fund shares sold                               12,103,431
    Interest receivable                                              349,246
    Receivable due from investment adviser                            13,151
    Other assets                                                      38,694
                                                               -------------
      Total Assets                                               174,698,973
                                                               -------------

LIABILITIES
    Administrative services fee payable                               90,993
    Payable for fund shares redeemed                                 547,059
    Dividend payable                                                 124,364
    Other accrued expenses payable                                    64,944
                                                               -------------
      Total Liabilities                                              827,360
                                                               -------------

NET ASSETS
    Capital stock, $0.001 par value                                  173,871
    Paid-in capital                                              173,787,990
    Accumulated net investment loss                                  (14,131)
    Accumulated net realized loss from investments                   (76,117)
                                                               -------------
      Net Assets                                               $ 173,871,613
                                                               =============

COMMON SHARES
    Net assets                                                 $ 173,218,458
    Shares outstanding                                           173,309,322
                                                               -------------
    Net asset value, offering and redemption price per share   $        1.00
                                                               =============

A SHARES
    Net assets                                                 $     653,155
    Shares outstanding                                               653,156
                                                               -------------
    Net asset value, offering and redemption price per share   $        1.00
                                                               =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENT OF OPERATIONS
For the Six Months Ended June 30, 2002 (Unaudited)

INTEREST INCOME                                                $   2,603,607
                                                               -------------

EXPENSES
    Investment advisory fees                                         453,735
    Administrative services fees                                     221,048
    Transfer agent fees                                               58,628
    Legal fees                                                        43,859
    Registration fees                                                 31,219
    Printing fees                                                     20,638
    Custodian fees                                                    14,991
    Audit fees                                                         9,962
    Insurance expense                                                  7,867
    Directors fees                                                     7,583
    Distribution fees                                                     85
    Miscellaneous expense                                              5,946
                                                               -------------
      Total expenses                                                 875,561
    Less: fees waived                                               (157,998)
                                                               -------------
      Net expenses                                                   717,563
                                                               -------------
        Net investment income                                      1,886,044
                                                               -------------

NET REALIZED GAIN FROM INVESTMENTS                                     5,191
                                                               -------------
    Net increase in net assets resulting from operations       $   1,891,235
                                                               =============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FOR THE SIX        FOR THE YEAR
                                                                   MONTHS ENDED          ENDED
                                                                  JUNE 30, 2002       DECEMBER 31,
                                                                   (UNAUDITED)            2001
                                                                 ---------------    ---------------
FROM OPERATIONS
  Net investment income                                          $     1,886,044    $    12,947,638
  Net realized gain from investments                                       5,191             43,591
                                                                 ---------------    ---------------
    Net increase in net assets resulting from operations               1,891,235         12,991,229
                                                                 ---------------    ---------------

FROM DISTRIBUTIONS
  Dividends from net investment income
    Common Class shares                                               (1,899,739)       (12,947,637)
    Class A shares                                                          (436)                (1)
                                                                 ---------------    ---------------
    Net decrease in net assets resulting from dividends               (1,900,175)       (12,947,638)
                                                                 ---------------    ---------------

FROM CAPITAL SHARE TRANSACTIONS
  Proceeds from sale of shares                                       479,785,884      1,368,773,474
  Reinvestment of dividends                                              802,735          8,278,869
  Net asset value of shares redeemed                                (608,225,177)    (1,419,201,509)
                                                                 ---------------    ---------------
    Net decrease in net assets from capital share transactions      (127,636,558)       (42,149,166)
                                                                 ---------------    ---------------

  Net decrease in net assets                                        (127,645,498)       (42,105,575)

NET ASSETS
  Beginning of period                                                301,517,111        343,622,686
                                                                 ---------------    ---------------
  End of period                                                  $   173,871,613    $   301,517,111
                                                                 ===============    ===============

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

                                          FOR THE SIX
                                         MONTHS ENDED                           FOR THE YEAR ENDED DECEMBER 31,
                                         JUNE 30, 2002      -----------------------------------------------------------------------
                                          (UNAUDITED)          2001        2000        1999        1998      1997(1)       1997(2)
                                        ---------------     ---------   ---------   ---------   ---------   ---------     ---------
PER SHARE DATA
  Net asset value, beginning of
    period                              $        1.0000     $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000     $  1.0000
INVESTMENT OPERATIONS
  Net investment income                          0.0178        0.0371      0.0592      0.0464      0.0499      0.0428        0.0492
LESS DIVIDENDS
  Dividends from net investment
   income                                       (0.0178)      (0.0371)    (0.0592)    (0.0464)    (0.0499)    (0.0428)      (0.0492)
                                        ---------------     ---------   ---------   ---------   ---------   ---------     ---------
NET ASSET VALUE, END OF PERIOD          $        1.0000     $  1.0000   $  1.0000   $  1.0000   $  1.0000   $  1.0000     $  1.0000
                                        ===============     =========   =========   =========   =========   =========     =========
      Total return(3)                              1.79%         3.77%       6.08%       4.74%       5.12%       4.28%         5.03%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period
    (000s omitted)                      $       173,218     $ 301,516   $ 343,623   $ 463,971   $ 429,978   $ 472,675     $ 416,735
    Ratio of expenses to average net
     assets(4)                                     0.55%(5)      0.55%       0.57%       0.56%       0.56%       0.55%(5)      0.55%
    Ratio of net investment income to
     average net assets                            1.45%(5)      3.85%       5.87%       4.66%       5.00%       5.11%(5)      4.93%
    Decrease reflected in above
     operating expense ratios due
     to waivers/reimbursements                     0.12%(5)      0.11%       0.11%       0.12%       0.12%       0.12%(5)      0.14%

----------
(1) In 1997, the Credit Suisse Cash Reserve Fund changed its fiscal year end from February 28th to December 31st. The information presented is for the period March 1, 1997 through December 31, 1997.

(2) For the year ended February 28, 1997.

(3) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements resulted in a reduction to the Common Class share's net expense ratio by .00% for the six months ended June 30, 2002 and .00%, .02%, .01%, .01%, .00% and .00% for each of the years ended December 31, 2001, 2000, 1999, 1998, 1997, and the year ended February 28, 1997, respectively. The operating expense ratio after reflecting these arrangements was .55% for the six months ended June 30, 2002 and for each of the years ended December 31, 2001, 2000, 1999, 1998, 1997 and the year ended February 28, 1997, respectively.

(5) Annualized.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
FINANCIAL HIGHLIGHTS
(For a Class A Share of the Fund Outstanding Throughout Each Period)

                                                                   FOR THE SIX
                                                                   MONTHS ENDED       FOR THE PERIOD
                                                                  JUNE 30, 2002            ENDED
                                                                   (UNAUDITED)      DECEMBER 31,2001(1)
                                                                 ---------------   ---------------------
PER SHARE DATA
  Net asset value, beginning of period                             $    1.0000         $       1.0000
INVESTMENT OPERATIONS
  Net investment income                                                 0.0049                 0.0011
LESS DIVIDENDS
  Dividends from net investment income                                 (0.0049)               (0.0011)
                                                                   -----------         --------------
Net asset value, end of period                                     $    1.0000         $       1.0000
                                                                   ===========         ==============
      Total return(2)                                                     0.49%                  0.11%
RATIOS AND SUPPLEMENTAL DATA
  Net assets, end of period (000s omitted)                         $       653         $            1
    Ratio of expenses to average net assets(3,4)                          0.80%                  0.80%
    Ratio of net investment income to average net assets(3)               1.28%                  1.43%
    Decrease reflected in above operating expense ratios due to
     waivers/reimbursements(3)                                            0.56%                  0.37%

----------
(1) For the period November 30, 2001 (commencement of operation) through December 31, 2001.

(2) Total returns are historical and assume changes in share price, reinvestments of all dividends and distributions, and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods of less than one year are not annualized.

(3) Annualized.

(4) Interest earned on uninvested cash balances is used to offset portions of the transfer agent expense. These arrangements would not have significantly effected the Class A shares' expense ratio for the period ended June 30, 2002 or the period ended December 31, 2001.

                 See Accompanying Notes to Financial Statements.

CREDIT SUISSE CASH RESERVE FUND
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (Unaudited)

NOTE 1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

    The Credit Suisse Cash Reserve Fund, ("The Fund") was incorporated in Maryland on November 15, 1984. The Fund is registered under the Investment Company Act of 1940, as amended, as open-end management investment companies.

    The investment objective of the Fund is to provide investors with high current income consistent with liquidity and stability of principal.

    The Fund offers Common Class and Class A shares. Each class of shares in the Fund represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the difference in the range of services provided to them. Common Class shares of the Fund bear no class specific expenses. Class A shares of the Fund bear expenses paid pursuant to a plan of distribution at an annual rate of .25% of the average daily net asset value of the Fund's Class A shares.

    A) SECURITY VALUATION -- The net asset value of the Fund is determined twice daily as of noon and the close of regular trading on the New York Stock Exchange, Inc. The Fund's investments are valued under the amortized cost method, which has been determined by the Funds Board of Directors to represent the fair value of the Funds investments. The Board of Directors has established procedures which include review by the Board of Directors, at such intervals as it deems appropriate, to determine the extent, if any, to which the Fund's net asset value per share calculated by using available market quotations deviates from $1.00 per share. In the event such deviation exceeds 1/2 of 1%, the Board of Directors will promptly consider what action, if any, should be initiated. Amortized cost involves valuing a Fund holding initially at its cost and then assumes a constant amortization to maturity of any discount or premium. The amortized cost method ignores any impact of fluctuating interest rates.

    B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

    C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Distributions of net realized capital gains, if any, are generally declared and paid annually, although the Fund may declare and pay short-term capital gains, if any, periodically as the Board of Directors determines. However, to the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America ("GAAP").

    D) FEDERAL INCOME TAXES -- No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and make the requisite distributions to its shareholders which will be sufficient to relieve it from federal income and excise taxes.

    E) USE OF ESTIMATES -- The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

    F) REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements. Under the terms of a typical repurchase agreement, a Fund acquires a security subject to an obligation of the seller to repurchase. Securities pledged as collateral for repurchase agreements are held by the Fund's custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payment of interest and principal; however in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

NOTE 2. TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

    CSAM serves as investment adviser for the Fund. For its investment advisory services, CSAM is entitled to receive a fee from the Fund at an annual rate of ..25% of the Portfolio's average daily net assets.

    For the six months ended June 30, 2002, investment advisory fees earned and voluntarily waived were as follows:

           GROSS                                  NET
           ADVISORY FEE        WAIVER        ADVISORY FEE
           ------------      ----------      ------------
           $    453,735      $ (157,998)     $    295,737

    Credit Suisse Asset Management Securities Inc. ("CSAMSI"), an affiliate of CSAM, and State Street Bank and Trust Company ("SSB"), serve as co-administrators to the Fund. At its meeting held on February 12, 2002 the Board of Directors approved SSB to replace PFPC, Inc ("PFPC") as co-administrator effective May 1, 2002.

    For its administrative services, CSAMSI currently receives a fee calculated at an annual rate of .10% of the Fund's average daily net assets. For the six months ended June 30, 2002, administrative services fees earned by CSAMSI were $129,726.

    For its administrative services, PFPC was entitled to receive a fee, exclusive of out-of-pocket expenses, based on the following fee structure:

           AVERAGE DAILY NET ASSETS              ANNUAL RATE
           ------------------------              -----------
           First $500 million         .07% of average daily net assets
           Next $1 billion            .06% of average daily net assets
           Over $1.5 billion          .05% of average daily net assets

    For the period January 1, 2002 through April 30, 2002, administrative services fees earned by PFPC (including out of pocket expenses) were $67,999.

    For its administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, based on the following fee structure calculated in total for all the Credit Suisse Funds administered by SSB and allocated based upon relative average net assets of each fund.

           AVERAGE DAILY NET ASSETS              ANNUAL RATE
           ------------------------              -----------
           First $5 billion           .050% of average daily net assets
           Next $5 billion            .035% of average daily net assets
           Over $10 billion           .020% of average daily net assets

    For the period May 1, 2002 through June 30, 2002, administrative services fees earned by SSB (including out of pocket expenses) were $23,323.

    In addition to serving as the Fund's co-administrator, CSAM currently serves as distributor of the Fund's shares without compensation.

    Boston Financial Data Services, Inc. ("BFDS") serves as the Fund's transfer and dividend disbursement agent. The Funds have an arrangement with BFDS whereby interest earned on uninvested cash balances is used to offset a portion of its transfer agent expense. For the six months ended June 30, 2002, the Fund did not receive any credits or reimbursement under this arrangement.

    Merrill Corporation ("Merrill"), an affiliate of CSAM, has been engaged by the Fund to provide certain financial printing services. For the six months ended June 30, 2002, Merrill was paid $2,107 for its services to the Fund.

NOTE 3. CAPITAL SHARE TRANSACTIONS

    The Fund is authorized to issue four billion full and fractional shares of capital stock, $.001 par value per share, of which one billion shares of each Fund are classified as Common shares, two billion shares are classified as Advisor shares and one billion shares are designated as Class A shares. Transactions in shares of each class of the Fund were as follows:

                                                            COMMON CLASS
                                 -------------------------------------------------------------------
                                       FOR THE SIX MONTHS
                                      ENDED JUNE 30, 2002                 FOR THE YEAR ENDED
                                          (UNAUDITED)                      DECEMBER 31, 2001
                                 ------------------------------   ----------------------------------
                                    SHARES           VALUE            SHARES              VALUE
                                 -------------   --------------   ---------------   ----------------
  Shares sold                      479,047,052   $  479,047,052     1,368,772,474   $  1,368,772,474
  Shares issued in reinvestment
   of dividends                        802,333          802,333         8,278,869          8,278,869
  Shares redeemed                 (608,138,099)    (608,138,099)   (1,419,201,509)    (1,419,201,509)
                                 -------------   --------------   ---------------   ----------------
  Net decrease                    (128,288,714)  $ (128,288,714)      (42,150,166)  $    (42,150,166)
                                 =============   ==============   ===============   ================

                                                               CLASS A
                                 -------------------------------------------------------------------
                                       FOR THE SIX MONTHS
                                      ENDED JUNE 30, 2002                 FOR THE PERIOD ENDED
                                          (UNAUDITED)                     DECEMBER 31, 2001(1)
                                 ------------------------------   ----------------------------------
                                    SHARES           VALUE            SHARES              VALUE
                                 -------------   --------------   ---------------   ----------------
  Shares sold                          738,832   $      738,832             1,000   $          1,000
  Shares issued in reinvestment
   of dividends                            402              402                --                 --
  Shares redeemed                      (87,078)         (87,078)               --                 --
                                 -------------   --------------   ---------------   ----------------
  Net increase                         652,156   $      652,156             1,000   $          1,000
                                 =============   ==============   ===============   ================

----------
(1) For the period November 30, 2001 (inception date) through December 31, 2001.

P.O. Box 9030, BOSTON, MA 02205-9030       [CREDIT SUISSE ASSET MANAGEMENT LOGO]
800-927-2874 - www.CreditSuisseFunds.com

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.       CSCRV-3-0602